SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Continuing Operations [Member] USD ($)	Dec. 31, 2013 Continuing Operations [Member] CNY	Dec. 31, 2012 Continuing Operations [Member] CNY	Dec. 31, 2011 Continuing Operations [Member] CNY	Dec. 31, 2013 Discontinued Operations [Member] USD ($)	Dec. 31, 2013 Discontinued Operations [Member] CNY	Dec. 31, 2012 Discontinued Operations [Member] CNY	Dec. 31, 2011 Discontinued Operations [Member] CNY
Significant Accounting Policies [Line Items]
Research and Development Expense	$ 7,655	46,339	58,665	60,623	$ 7,655	46,339	58,665	60,623	$ 4,350	26,334	43,867	41,016
Advertising Expense					1	3	0	0	7	44	276	334
Shipping, Handling and Transportation Costs					52	314	96	117	899	5,443	9,600	12,315
Allocated Share-based Compensation Expense	8,309	50,299	65,944	66,723
Description of Foreign Currency Exposure	USD1.0000 = RMB6.0537	USD1.0000 = RMB6.0537
Foreign Currency Transaction Gain (Loss), Unrealized	2,354	15,386	2,960	3,352
Goodwill, Impairment Loss	$ 0	0	0	236,945